Consolidated Statements of Changes In Shareholders' Equity - CAD ($)	Issued capital [member]	Subscriptions received in advance [member]	Capital reserve [member]	Retained earnings [member]	Total
Balance (in shares) at Mar. 31, 2021	3,104,347
Balance at Mar. 31, 2021	$ 20,169,728	$ 40,000	$ 1,140,567	$ (15,600,786)	$ 5,749,509
Statement Line Items [Line Items]
Shares issued – exploration and evaluation assets (Notes 4 and 8) (in shares)	16,194				16,194
Shares issued – exploration and evaluation assets (Notes 4 and 8)	$ 94,963	0	0	0	$ 94,963
Shares issued – private placement (Note 8) (in shares)	87,966
Shares issued – private placement (Note 8)	$ 592,365	0	0	0	592,365
Share issue costs	$ (1,785)	0	0	0	(1,785)
Shares issued – options exercised (Note 8) (in shares)	186,700
Shares issued – options exercised (Note 8)	$ 1,611,848	0	(761,273)	0	850,575
Shares issued – warrants exercised (Note 8) (in shares)	155,134
Shares issued – warrants exercised (Note 8)	$ 741,889	(40,000)	0	0	701,889
Shares issued – PSU redeemed (Note 8) (in shares)	30,000
Shares issued – PSU redeemed (Note 8)	$ 532,500	0	(532,500)	0	0
Shares issued – for debt (in shares)	20,000
Shares issued – for debt	$ 380,000	0	0	0	$ 380,000
Shares issued – for services (in shares)	8,178				8,178
Shares issued – for services	$ 42,933	0	0	0	$ 42,933
Share-based payments (Note 9)	0	0	2,482,219	0	2,482,219
Transfer of cancelled/forfeited options	0	0	(34,619)	34,619	0
(Loss) Income and comprehensive (loss) income for the year	$ 0	0	0	(4,150,922)	(4,150,922)
Balance (in shares) at Mar. 31, 2022	3,608,519
Balance at Mar. 31, 2022	$ 24,164,441	0	2,294,394	(19,717,089)	$ 6,741,746
Statement Line Items [Line Items]
Shares issued – exploration and evaluation assets (Notes 4 and 8) (in shares)	17,595				17,594
Shares issued – exploration and evaluation assets (Notes 4 and 8)	$ 152,454	0	0	0	$ 152,454
Shares issued – private placement (Note 8) (in shares)	97,753
Shares issued – private placement (Note 8)	$ 1,661,807	0	0	0	1,661,807
Share issue costs	$ (99,624)	0	0	0	(99,624)
Shares issued – options exercised (Note 8) (in shares)	13,000
Shares issued – options exercised (Note 8)	$ 156,278	0	(78,528)	0	77,750
Shares issued – warrants exercised (Note 8) (in shares)	212,750
Shares issued – warrants exercised (Note 8)	$ 1,059,017	0	0	0	1,059,017
Shares issued – PSU redeemed (Note 8) (in shares)	20,000
Shares issued – PSU redeemed (Note 8)	$ 355,000	0	(355,000)	0	0
Share-based payments (Note 9)	0	0	815,428	0	815,428
Transfer of cancelled/forfeited options	0	0	(891,400)	891,400	0
(Loss) Income and comprehensive (loss) income for the year	0	0	0	956,578	956,578
Flow-through premium (Note 8)	(977,534)	0	0	0	(977,534)
Share issue costs – agents warrants (Note 8)	$ (22,000)	0	22,000	0	0
Balance (in shares) at Mar. 31, 2023	3,969,617
Balance at Mar. 31, 2023	$ 26,449,839	0	1,806,894	(17,869,111)	$ 10,387,622
Statement Line Items [Line Items]
Shares issued – exploration and evaluation assets (Notes 4 and 8) (in shares)	29,900				29,900
Shares issued – exploration and evaluation assets (Notes 4 and 8)	$ 235,600	0	0	0	$ 235,600
Shares issued – private placement (Note 8) (in shares)	1,141,592
Shares issued – private placement (Note 8)	$ 7,047,668	0	0	0	7,047,668
Share issue costs	$ (480,415)	0	0	0	(480,415)
Shares issued – options exercised (Note 8) (in shares)	36,000
Shares issued – options exercised (Note 8)	$ 184,800	0	(53,400)	0	$ 131,400
Shares issued – for services (in shares)	30,900				30,900
Shares issued – for services	$ 187,872	0	0	0	$ 187,872
Share-based payments (Note 9)	0	0	910,700	0	910,700
Transfer of cancelled/forfeited options	0	0	(860,158)	860,158	0
(Loss) Income and comprehensive (loss) income for the year	0	0	0	(4,472,170)	(4,472,170)
Warrant premium – on private placements (Note 8)	(377,911)	0	377,911	0	0
Flow-through premium – on private placements (Note 8)	(20,143)	0	0	0	(20,143)
Finder fee warrants – on private placements (Note 8)	(280,100)	0	280,100	0	0
Derivative liability (Note 8)	(823,597)	0	0	0	(823,597)
Subscriptions received in advance (Note 14)	$ 0	105,000	0	0	105,000
Balance (in shares) at Mar. 31, 2024	5,208,009
Balance at Mar. 31, 2024	$ 32,123,613	$ 105,000	$ 2,462,047	$ (21,481,123)	$ 13,209,537